UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21888
Oppenheimer Institutional Money Market Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  May 31
Date of reporting period:  May 31, 2008

Item 1.  Reports to Stockholders.
May 31, 2008

Oppenheimer	Management
Institutional Money	Commentaries
Market Fund	and
Annual Report
MANAGEMENT COMMENTARIES
Market Recap and Outlook
ANNUAL REPORT
Listing of Investments
Financial Statements

NOTES
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s investment strategy, allocations, and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, or calling us at 1.800.645.2028. Read the prospectus carefully before investing.
8 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total
9 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FUND EXPENSES Continued
costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	December 1, 2007	May 31, 2008	May 31, 2008

Class E	$1,000.00	$1,019.40	$0.76

Class L	1,000.00	1,019.40	0.76

Class P	1,000.00	1,019.40	1.01

Hypothetical (5% return before expenses)

Class E	1,000.00	1,024.25	0.76

Class L	1,000.00	1,024.25	0.76

Class P	1,000.00	1,024.00	1.01
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended May 31, 2008 are as follows:

Class	Expense Ratios

Class E	0.15%

Class L	0.15

Class P	0.20
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
10 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS May 31, 2008

	Principal
	Amount	Value

Certificates of Deposit—22.6%

Domestic Certificates of Deposit—4.6%
Bank of the West, 2.76%, 7/31/08	$100,000,000	$100,001,655

HSBC Bank USA NA:
2.33%, 8/25/08	50,000,000	50,000,000
2.66%, 9/5/08	50,000,000	50,000,000
2.97%, 6/16/08	50,000,000	50,004,332

Wells Fargo Bank NA, 2.25%, 6/5/08	50,000,000	50,000,000

		300,005,987

Yankee Certificates of Deposit—18.0%
Banco Santander, New York:
2.72%, 9/12/08	50,000,000	50,000,000
2.73%, 9/18/08	60,000,000	60,035,791
2.80%, 10/7/08	50,000,000	50,000,000
2.88%, 9/4/08	36,000,000	36,049,550
3.04%, 10/21/08	50,000,000	50,000,000

Bank of Scotland plc, New York:
2.65%, 9/3/08	20,000,000	20,000,000
2.94%, 6/16/08	50,000,000	50,000,000
3.07%, 6/3/08	100,000,000	100,000,000

Barclays Bank plc, New York:
2.65%, 6/20/08	150,000,000	150,000,000
2.70%, 8/27/08	50,000,000	50,000,000
2.81%, 7/2/08	50,000,000	50,000,000

Fortis Bank SA/NV, New York:
2.70%, 6/23/08	100,000,000	100,000,000
2.75%, 6/30/08	100,000,000	100,000,000
2.78%, 7/1/08	50,000,000	50,000,000
2.80%, 7/2/08	30,000,000	30,000,000

Governor & Co. of the Bank of Ireland, Stamford, CT, 2.80%, 7/11/08	40,000,000	40,000,221

Rabobank Nederland NV, New York, 2.56%, 9/11/08	75,000,000	75,000,000

Skandinaviska Enskilda Banken, New York, 2.92%, 7/22/08	50,000,000	50,000,000

Toronto Dominion Bank, New York, 2.72%, 9/5/08	50,000,000	50,000,000

		1,161,085,562

Total Certificates of Deposit (Cost $1,461,091,549)		1,461,091,549

Direct Bank Obligations—25.2%
Anglo Irish Bank Corp. plc, 2.42%, 6/9/08[1]	30,315,000	30,298,697

Bank of Scotland plc:
2.65%, 8/5/08	30,000,000	29,856,458
2.65%, 8/15/08	30,000,000	29,834,375
2.94%, 6/5/08	80,000,000	79,973,867

Capital One Funding Corp., Series 1996E, 2.90%, 6/2/08[2]	7,857,000	7,857,000

Dexia Delaware LLC:
2.62%, 8/7/08	50,000,000	49,756,194
2.69%, 6/26/08	150,000,000	149,719,792

DnB NOR Bank ASA:
2.74%, 7/9/08	50,000,000	49,855,389
2.75%, 7/8/08	100,000,000	99,717,361
2.77%, 7/1/08[1]	50,000,000	49,884,583
2.80%, 11/3/08	24,000,000	23,710,667
2.95%, 7/18/08[1]	100,000,000	99,614,861

Governor & Co. of the Bank of Ireland:
2.75%, 7/3/08[1]	23,500,000	23,442,556
2.75%, 7/7/08[1]	51,600,000	51,458,100
2.76%, 7/8/08[1]	101,300,000	101,012,646

Intesa Funding LLC:
2.21%, 6/2/08	50,000,000	49,996,931
2.40%, 6/20/08	27,275,000	27,240,452

Nordea North America, Inc., 2.35%, 6/5/08	21,150,000	21,144,595
F1 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Direct Bank Obligations Continued
Royal Bank of Scotland plc, 2.868%, 7/21/08[2,3]	$49,000,000	$49,005,219

Santander Central Hispano Finance (Delaware), Inc., 2.32%, 9/17/08	75,000,000	74,431,500

Skandinaviska Enskilda Banken AB, 2.47%, 6/10/08[1]	50,000,000	49,969,125

Societe Generale North America, Inc., 2.60%, 6/6/08	22,704,000	22,695,801

Stadshypotek Delaware, Inc., 2.60%, 8/12/08[1]	52,100,000	51,829,080

Suntrust Bank, Grand Cayman, 1.75%, 6/2/08	68,000,000	68,000,000

Svenska Handelsbanken NY, 2.65%, 7/7/08	4,450,000	4,438,208

Swedbank AB, 2.80%, 6/4/08	29,500,000	29,493,117

Swedbank Mortgage AB:
2.65%, 6/17/08	72,000,000	71,903,680
3.01%, 6/19/08	128,000,000	127,807,360
3.01%, 6/23/08	50,000,000	49,908,028

Toronto Dominion Holdings (USA), Inc., 2.925%, 6/20/08[1]	50,000,000	49,922,813

Total Direct Bank Obligations
(Cost $1,623,778,455)		1,623,778,455

Short-Term Notes—47.6%

Asset-Backed Securities—23.1%
Barton Capital Corp., 2.40%, 6/2/08[1]	50,000,000	49,996,667

FCAR Owner Trust II:
2.50%, 6/2/08	70,000,000	69,995,139
2.89%, 6/18/08	100,000,000	99,863,528

Gemini Securitization Corp.:
2.65%, 6/17/08[1]	50,000,000	49,941,111
2.85%, 7/1/08[1]	100,000,000	99,762,500
2.95%, 7/28/08[1]	50,000,000	49,766,458

Gotham Funding Corp., 2.47%, 6/23/08[1]	50,000,000	49,912,917

Legacy Capital LLC:
2.90%, 8/15/08	75,000,000	74,546,875
2.95%, 7/7/08	50,000,000	49,852,500
3%, 7/23/08	20,000,000	19,913,333
3%, 7/24/08	50,000,000	49,779,167
3%, 7/25/08	50,000,000	49,775,000
3.30%, 6/4/08	17,000,000	16,995,325
3.325%, 6/12/08	50,000,000	49,949,201

Lexington Parker Capital Co. LLC:
3.20%, 7/24/08[1]	32,600,000	32,446,418
3.325%, 6/5/08[1]	50,000,000	49,981,528
3.325%, 6/6/08[1]	90,000,000	89,958,438
3.35%, 6/13/08[1]	100,000,000	99,888,667
3.35%, 6/20/08[1]	50,000,000	49,911,597

New Center Asset Trust:
2.47%, 6/2/08	32,616,000	32,613,762
3.25%, 6/20/08	75,000,000	74,871,354

Perry Global Funding LLC, Series A, 2.85%, 6/2/08[1]	194,106,000	194,089,285

Victory Receivables Corp.:
2.75%, 6/19/08[1]	50,000,000	49,931,250
2.80%, 6/23/08[1]	40,000,000	39,931,556

		1,493,673,576

Capital Markets—5.1%
Citigroup Funding, Inc.:
2.685%, 8/13/08[2]	100,000,000	100,000,000
2.98%, 7/22/08	30,000,000	29,873,350
3%, 7/18/08	100,000,000	99,608,333
3.02%, 7/21/08	100,000,000	99,580,556

		329,062,239
F2 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

	Principal
	Amount	Value

Commercial Finance—0.3%
Madison Hotel Investors I LLC, Series 2005A, 2.53%, 6/2/08[2]	$20,300,000	$20,300,000

Construction Materials—0.3%
Foxworth-Galbraith Lumber Co., 2.90%, 6/2/08[2]	17,920,000	17,920,000

Consumer Finance—0.5%
American Express Credit Corp., 2.80%, 6/5/08	30,000,000	29,990,667

Containers & Packaging—0.3%
Massachusetts Development Finance Agency Solid Waste Disposal Revenue Bonds, Newark Group Project, Series 2001, 2.45%, 6/1/08[2]	16,370,000	16,370,000

Diversified Financial Services—0.8%
General Electric Capital Services, 3.20%, 7/21/08	50,000,000	49,777,778

Energy Equipment & Services—0.2%
Mississippi Business Finance Corp. Revenue Bonds, Signal International LLC Project, Series 2004A, 2.48%, 6/2/08[2]	12,800,000	12,800,000

Health Care Equipment & Supplies—0.7%
Bronson Lifestyle Improvement & Research Center Co., Series A, 2.78%, 6/2/08[2]	16,425,000	16,425,000

OK University Hospitals Trust Revenue Bonds, Series B, 2.45%, 6/1/08[2]	3,000,000	3,000,000
Premier Senior Living LLC, Series 2007 A-H, 2.42%, 6/2/08[2]	23,250,000	23,250,000

		42,675,000

Health Care Providers & Services—0.1%
BRCH Corp., Series 1999, 2.45%, 6/2/08[2]	8,000,000	8,000,000

Insurance—3.1%
ING America Insurance Holdings, Inc.:
2.55%, 6/19/08	25,000,000	24,968,750
2.75%, 6/23/08	50,000,000	49,920,556

Jackson National Life Global Funding, Series 2008-1, 3.016%, 2/10/09[2,3]	50,000,000	50,000,000

Security Life of Denver, 2.898%, 6/6/08[4]	73,000,000	73,000,000

		197,889,306

Leasing & Factoring—2.7%
American Honda Finance Corp.:
2.784%, 8/6/08[2,3]	100,000,000	100,000,000
2.796%, 7/11/08[2,3]	10,000,000	10,001,142
2.98%, 5/5/09[2,3]	50,000,000	50,000,000

MRN Ltd. Partnership, MRN Ltd. Partnership Project, Series 2001, 2.81%, 6/2/08[2]	9,200,000	9,200,000

South Elgin Leasing, Inc., 2.90%, 6/2/08[2]	7,090,000	7,090,000

		176,291,142

Leisure Equipment & Products—0.1%
Bloomingdale Life Time Fitness LLC, Series 2000, 2.90%, 6/2/08[2]	7,350,000	7,350,000
F3 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Metals & Mining—0.1%
Warren Cnty., KY Industrial Building Revenue Bonds, Series B2, 2.45%, 6/1/08[2]	$7,300,000	$7,300,000

Municipal—2.4%
Denver City & Cnty., CO School District, Series 2008A, 2.58%, 6/15/08[2]	35,000,000	35,000,000

Gwinnett Instructional SC LLC, Gwinnett County Public School Project, Series 2005, 2.48%, 6/5/08[2]	20,000,000	20,000,000

Las Vegas, NV Economic Development Revenue Bonds, Keep Memory Alive Project, Series 2007B, 2.411%, 6/2/08[2]	4,400,000	4,400,000

Liberty Cnty., GA Industrial Improvement Revenue Bonds, Hugo Boss USA, Inc. Project, Series 2002, 2.52%, 6/2/08[2]	3,900,000	3,900,000

Madison, WI Community Development Authority, Overture Development Corp., Series 2001, 2.90%, 6/2/08[2]	59,000,000	59,000,000

Pinnacle Ridge Apts. Ltd. Partnership, Series 2006, 2.48%, 6/5/08[2]	15,725,000	15,725,000

Private Colleges & Universities Authority Revenue Bonds, Mercer University Project, Series 2006B, 2.46%, 6/2/08[2]	7,760,000	7,760,000

Richmond, VA Redevelopment & Housing Authority Revenue Refunding Bonds, Old Manchester Project, Series B, 2.79%, 6/1/08[2]	1,810,000	1,810,000

Roanoke, NC Music & Entertainment District Special Revenue Bonds, Series 2007, 2.45%, 6/2/08[2]	10,000,000	10,000,000

		157,595,000

Personal Products—3.7%
Reckitt Benckiser Treasury Services plc:
2.75%, 8/6/08[1]	50,000,000	49,747,917
3%, 7/21/08[1]	90,000,000	89,625,000
3%, 7/23/08[1]	100,000,000	99,566,667

		238,939,584

Special Purpose Financial—4.1%
LINKS Finance LLC:
2.656%, 8/15/08[2,4]	50,000,000	49,996,959
2.764%, 8/6/08[2,4]	50,000,000	49,998,219

Parkland (USA) LLC, 2.689%, 7/16/08[2,4]	50,000,000	49,999,397

Ticonderoga Funding LLC:
2.37%, 6/18/08	43,000,000	42,951,876
2.50%, 6/2/08	71,658,000	71,653,019

		264,599,470

Total Short-Term Notes
(Cost $3,070,533,762)		3,070,533,762
F4 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

	Shares	Value

Investment Company—4.7%
Dreyfus Institutional Preferred Money Market Fund (Cost $300,725,089)	300,725,089	$300,725,089

Total Investments, at Value (Cost $6,456,128,855)	100.1%	6,456,128,855

Liabilities in Excess of Other Assets	(0.1)	(4,755,634)

Net Assets	100.0%	$6,451,373,221

Footnotes to Statement of Investments
Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.
1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,651,890,437, or 25.61% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
2. Represents the current interest rate for a variable or increasing rate security.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $259,006,361 or 4.01% of the Fund’s net assets as of May 31, 2008.
4. Illiquid security. The aggregate value of illiquid securities as of May 31, 2008 was $222,994,575, which represents 3.46% of the Fund’s net assets. See Note 4 of accompanying Notes.
See accompanying Notes to Financial Statements.
F5 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES May 31, 2008

Assets
Investments, at value (cost $6,456,128,855)—see accompanying statement of investments	$6,456,128,855

Cash	797,008

Receivables and other assets:
Interest and dividends	10,420,095
Shares of beneficial interest sold	18,666
Due from Manager	1,855
Other	63,771

Total assets	6,467,430,250

Liabilities
Payables and other liabilities:
Dividends	15,528,848
Trustees’ compensation	311,888
Transfer and shareholder servicing agent fees	21,809
Shareholder communications	11,341
Distribution and service plan fees	211
Other	182,932

Total liabilities	16,057,029

Net Assets	$6,451,373,221

Composition of Net Assets
Par value of shares of beneficial interest	$6,451,235

Additional paid-in capital	6,444,783,773

Accumulated net investment loss	(20,169)

Accumulated net realized gain on investments	158,382

Net Assets	$6,451,373,221

Net Asset Value Per Share
Class E Shares:
Net asset value and redemption price per share (based on net assets of $5,697,092,312 and 5,696,961,438 shares of beneficial interest outstanding)	$1.00

Class L Shares:
Net asset value and redemption price per share (based on net assets of $753,342,431 and 753,334,657 shares of beneficial interest outstanding)	$1.00

Class P Shares:
Net asset value and redemption price per share (based on net assets of $938,478 and 938,913 shares of beneficial interest)	$1.00
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF OPERATIONS For the Year Ended May 31, 2008

Investment Income
Interest	$268,079,116

Dividends	4,450,685

Total investment income	272,529,801

Expenses
Management fees	5,908,340

Distribution and service plan fees—Class P	211

Transfer and shareholder servicing agent fees:
Class E	10,000
Class L	10,000
Class P	10,000

Shareholder communications:
Class E	8,163
Class L	4,650
Class P	284

Trustees’ compensation	205,920

Custodian fees and expenses	36,003

Other	302,360

Total expenses	6,495,931
Less waivers and reimbursements of expenses	(10,046)

Net expenses	6,485,885

Net Investment Income	266,043,916

Net Realized Gain on Investments	244,737

Net Increase in Net Assets Resulting from Operations	$266,288,653

See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31,	2008	2007[1]

Operations
Net investment income	$266,043,916	$125,717,759

Net realized gain (loss)	244,737	(6,875)

Net increase in net assets resulting from operations	266,288,653	125,710,884

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class E	(248,672,603)	(125,721,867)
Class L	(17,445,181)	(1,625)
Class P	(20,034)	(14)

	(266,137,818)	(125,723,506)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class E	1,733,750,762	3,963,110,676
Class L	752,833,041	500,616
Class P	928,913	10,000

	2,487,512,716	3,963,621,292

Net Assets
Total increase	2,487,663,551	3,963,608,670

Beginning of period	3,963,709,670	101,000 [2]

End of period (including accumulated net investment loss of $20,169 and $5,747, respectively)	$6,451,373,221	$3,963,709,670

1.	For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

2.	Reflects the value of the Manager’s initial seed money investment on August 2, 2006.
See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Class E Year Ended May 31,	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00

Income from investment operations—net investment income and net realized gain[2]	.05	.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.05)	(.03)

Net asset value, end of period	$1.00	$1.00

Total Return[3]	4.69%	3.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,697,092	$3,963,198

Average net assets (in thousands)	$5,462,546	$3,623,302

Ratios to average net assets:[4]
Net investment income	4.55%	5.25%
Total expenses	0.11%	0.11%

1.	For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS Continued

Class L Year Ended May 31,	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00

Income from investment operations—net investment income and net realized gain[2]	.05	.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.05)	(.04)

Net asset value, end of period	$1.00	$1.00

Total Return[3]	4.69%	3.61%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$753,342	$502

Average net assets (in thousands)	$443,323	$68

Ratios to average net assets:[4]
Net investment income	3.93%	3.62%
Total expenses	0.12%	0.08%

1.	For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Class P Year Ended May 31,	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00

Income from investment operations—net investment income and net realized gain[2]	.05	— [3]

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.05)	— [3]

Net asset value, end of period	$1.00	$1.00

Total Return[4]	4.68%	0.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$939	$10

Average net assets (in thousands)	$517	$10

Ratios to average net assets:[5]
Net investment income	3.78%	4.79%
Total expenses	2.14%	0.10%

Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.20%	0.10%

1.	For the period from May 21, 2007 (inception of offering) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Institutional Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek current income and stability of principal. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class E, Class L and Class P shares. All classes of shares are sold at net asset value per share without any initial sales charge. Class E shares are only offered to other Oppenheimer Funds, the Manager and their affiliates. Class L shares are offered directly to institutional investors. Class P shares may only be sold through an investment professional. Brokers or other investment professionals that offer Class P shares may impose charges on those accounts. As of May 31, 2008, the Manager owned approximately 54% of the Fund’s Class P shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.
F12 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Undistributed	Undistributed	Accumulated
Net Investment	Long-Term	Loss
Income	Gains	Carryforward[1,2]

$430,297	$—	$—

1.	During the fiscal year ended May 31, 2008, the Fund did not utilize any capital loss carryforwards.

2.	During the fiscal year ended May 31, 2007, the Fund did not utilize any capital loss carryforwards.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for May 31, 2008. Net assets of the Fund were unaffected by the reclassifications.

Reduction to
Reduction to	Accumulated Net
Accumulated Net	Realized Gain on
Investment Loss	Investments

$79,480	$79,480
The tax character of distributions paid during the year ended May 31, 2008 and for the period ended May 31, 2007 was as follows:

	Year Ended	Period Ended
	May 31, 2008	May 31, 2007

Distributions paid from:
Ordinary income	$266,137,818	$125,723,506
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended May 31, 2008, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$101,451
Payments Made to Retired Trustees	30,645
Accumulated Liability as of May 31, 2008	241,405
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the
F13 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F14 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended May 31, 2008		Period Ended May 31, 2007[1,2]
	Shares	Amount	Shares	Amount

Class E
Sold	52,370,394,439	$52,370,394,439	29,429,248,572	$29,429,248,572
Dividends and/or distributions reinvested	27,054,601	27,054,601	8,258,245	8,258,245
Redeemed	(50,663,698,278)	(50,663,698,278)	(25,474,396,141)	(25,474,396,141)

Net increase	1,733,750,762	$1,733,750,762	3,963,110,676	$3,963,110,676

Class L
Sold	7,423,498,426	$7,423,498,426	499,000	$499,000
Dividends and/or distributions reinvested	15,204,958	15,204,958	1,616	1,616
Redeemed	(6,685,870,343)	(6,685,870,343)	—	—

Net increase	752,833,041	$752,833,041	500,616	$500,616

Class P
Sold	1,635,907	$1,635,907	10,000	$10,000
Dividends and/or distributions reinvested	17,517	17,517	—	—
Redeemed	(724,511)	(724,511)	—	—

Net increase	928,913	$928,913	10,000	$10,000

1.	For the period from October 3, 2006 (commencement of operations) to May 31, 2007 for Class E shares and Class L shares and for the period from May 21, 2007 (inception of offering) to May 31, 2007 for Class P shares.

2.	The Fund sold 100,000 Class E shares at a value of $100,000 and 1,000 Class L shares at a value of $1,000 to the Manager upon seeding of the Fund on August 2, 2006.
3. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.10%.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an annual fee of $10,000 for each class of shares.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class P Shares. The Fund has adopted a Service Plan (the “Plan”) for Class P shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class P shares. Reimbursement is made periodically at an
F15 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Continued
3. Fees and Other Transactions with Affiliates Continued
annual rate of up to 0.25% of the average annual net assets of Class P shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class P shares. Any unreimbursed expenses the Distributor incurs with respect to Class P shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended, OFS waived $8,191 for Class P. This undertaking may be amended or withdrawn at any time.
     Effective October 9, 2007, the Distributor has voluntarily undertaken to waive the fees payable under the Service Plan for Class P shares so that those fees are 0.05% of the average net assets for Class P shares of the Fund. That undertaking may be amended or withdrawn at any time.
     The Manager has agreed to waive its management fees and/or reimburse expenses such that “Expenses after waivers, payments and/or reimbursements and reduction to custodian expenses” will not exceed 0.15% for Class E and Class L shares and 0.20% for Class P shares. During the year ended May 31, 2008, the Manager waived $1,855 for Class P. These undertakings are voluntary and may be amended or withdrawn at any time.
4. Illiquid Securities
As of May 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
5. Recent Accounting Pronouncement
In September 2006, Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
F16 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer Institutional Money Market Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Institutional Money Market Fund, including the statement of investments, as of May 31, 2008, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and the period from October 3, 2006 (commencement of operations) to May 31, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Institutional Money Market Fund as of May 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and the period from October 3, 2006 (commencement of operations) to May 31, 2007, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Denver, Colorado
July 16, 2008
F17 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

THIS PAGE INTENTIONALLY LEFT BLANK.
F18 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2008, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended May 31, 2008 are qualified dividend income or eligible for the corporate dividend-received deduction.
     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended May 31, 2008, $266,168,818 or 100% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $237,862 or 100% of the short-term capital gain distribution paid and to be paid by the Fund qualifies as a short-term capital gain dividend.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
11 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
12 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees (since 2007), Trustee (since 2006) Age: 65	General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995- December 2007); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Treasurer and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Member of Zurich Financial Investment Management Advisory Council (insurance) (2004-2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 64 portfolios in the OppenheimerFunds complex.

David K. Downes, Trustee (since 2007) Age: 68	Independent Chairman GSK Employee Benefit Trust (since April 2006); Director of Correctnet (since January 2006); Trustee of Employee Trusts (since January 2006); President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment management company) (since January 2004); Director of Internet Capital Group (information technology company) (since October 2003); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993- 2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (finan- cial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 64 portfolios in the OppenheimerFunds complex.

Matthew P. Fink, Trustee (since 2006) Age: 67	Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 54 portfolios in the OppenheimerFunds complex.
13 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Robert G. Galli, Trustee (since 2006) Age: 74	A director or trustee of other Oppenheimer funds. Oversees 64 portfolios in the OppenheimerFunds complex.

Phillip A. Griffiths, Trustee (since 2006) Age: 69	Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 54 portfolios in the OppenheimerFunds complex.

Mary F. Miller, Trustee (since 2006) Age: 65	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 54 portfolios in the OppenheimerFunds complex.

Joel W. Motley, Trustee (since 2006) Age: 56	Managing Director of Public Capital Advisors, LLC (privately held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998- December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee of Historic Hudson Valley. Oversees 54 portfolios in the OppenheimerFunds complex.

Russell S. Reynolds, Jr., Trustee (since 2006) Age: 76	Chairman of RSR Partners (formerly “The Directorship Search Group, Inc.”) (corporate governance consulting and executive recruiting) (since 1993); Life Trustee of International House (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich; Former Director of Greenwich Hospital Association. Oversees 54 portfolios in the OppenheimerFunds complex.

Joseph M. Wikler, Trustee (since 2006) Age: 67	Director of C-TASC (bio-statistics services) (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Director of Lakes Environmental Association (environmental protection organization) (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994- December 2001). Oversees 54 portfolios in the OppenheimerFunds complex.

Peter I. Wold, Trustee (since 2006) Age: 60	President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Vice President, Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production) (1996-2006); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 54 portfolios in the OppenheimerFunds complex.
14 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2006) Age: 59	Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 103 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Mr. Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, for Messrs. Vandehey, Wixted, Petersen, Szilagyi and Mss. Wolf and Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Carol E. Wolf, Vice President and Portfolio Manager (since 2006) Age: 56	Senior Vice President of the Manager (since June 2000) and of HarbourView Asset Management Corporation (since June 2003); Formerly Vice President of the Manager (June 1990-June 2000). An officer of 6 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2006) Age: 57	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997- February 2004). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 2006) Age: 48	Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional
15 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Brian W. Wixted, Continued	Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian S. Petersen, Assistant Treasurer (since 2006) Age: 37	Vice President of the Manager (since February 2007); Assistant Vice President of the Manager (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November 1998-July 2002). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian C. Szilagyi, Assistant Treasurer (since 2006) Age: 38	Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Secretary (since 2006) Age: 59	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Lisa I. Bloomberg, Assistant Secretary (since 2006) Age: 40	Vice President (since May 2004) and Deputy General Counsel (since May 2008); of the Manager; Associate Counsel of the Manager (May 2004-May 2008); First Vice President (April 2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of 103 portfolios in the OppenheimerFunds complex.

Kathleen T. Ives, Assistant Secretary (since 2006) Age: 42	Vice President (since June 1998), Deputy General Counsel (since May 2008) and Assistant Secretary (since October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since December 2001); Senior Counsel of the Manager (October 2003-May 2008). An officer of 103 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request.
16 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3.  Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, a member of the Board’s Audit Committee, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.

Item 4.  Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $29,600 in fiscal 2008 and $22,500 in fiscal 2007.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed $201,236 in fiscal 2008 and $71,550 in fiscal 2007 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews and professional services relating to FAS 123R.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $201,236 in fiscal 2008 and $71,550 in fiscal 2007 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11.  Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2007, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date:	07/08/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date:	07/08/2008

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	07/08/2008